Revenue from Contracts with Customer (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenue from External Customers by Products and Services

Revenues from Contracts with Customers
	Successor Company		Predecessor Company
	For the Year Ended December 31, 2022	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020

Administration and distribution services fees	$76	$45	$44	$80